Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net sales
Products	$ 129,252	$ 81,810
Services	21,689	15,397
Revenue, Net	150,941	97,207
Cost of sales
Products	61,022	49,043
Services	12,191	10,790
Total cost of sales	73,213	59,833
Gross profit	77,728	37,374
Operating expenses
Research and development, net	16,771	10,789
Selling, general and administrative	67,617	43,325
Change in fair value of earn-out obligations	(7,495)
Total operating expenses	76,893	54,114
Operating income (loss)	835	(16,740)
Other income (expense)	(1,336)	514
Loss before income taxes	(501)	(16,226)
Income taxes	(4,588)	(743)
Net income (loss)	4,087	(15,483)
Net income (loss) attributable to non-controlling interest		53
Net income (loss) attributable to Stratasys Ltd.	4,087	(15,536)
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ 0.08	$ (0.40)
Diluted	$ 0.08	$ (0.40)
Weighted average ordinary shares outstanding
Basic	49,273	38,494
Diluted	51,240	38,494
Comprehensive Income (loss)
Net income (loss)	4,087	(15,483)
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings	168
Foreign currency translation adjustments	(398)	(368)
Fair value adjustments on derivatives designated as cash flow hedges	(129)
Other comprehensive loss, net of tax	(359)	(368)
Comprehensive income (loss)	3,728	(15,851)
Less: comprehensive income (loss) attributable to non-controlling interest		115
Comprehensive income (loss) attributable to Stratasys Ltd.	$ 3,728	$ (15,966)